DISCONTINUED OPERATIONS - Operating results from discontinued operations included in the Group's consolidated statements of comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major classes of line items constituting pre-tax profit of discontinued operations
Loss (income) before income tax from discontinued operations	$ 240	$ (3,326)	$ (79,006)
Income tax benefits	0	0	0
Net (loss) income from discontinued operations, net of applicable income taxes	18,927	(3,326)	(79,006)
Discontinued Operations, Disposed of by Sale | Mining pool operation
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues	30,340	296,942	636,937
Cost of revenue	(30,083)	(295,468)	(642,754)
Sales and marketing expenses	(30)	(354)	(297)
General and administrative expenses	(57)	(417)	(840)
Service development expenses	(72)	(353)	(1,452)
Other operating income	413	70	475
Other operating expenses			(3,107)
Net gain (loss) on disposal of cryptocurrency assets		(860)	16,195
Impairment of cryptocurrency assets		(2,886)	(9,039)
Changes in fair value of cryptocurrency assets	(271)
Impairment of intangible assets			(48,555)
Impairment of goodwill			(26,569)
Loss (income) before income tax from discontinued operations	240	(3,326)	(79,006)
Net (loss) income from discontinued operations, net of applicable income taxes	$ 240	$ (3,326)	$ (79,006)